Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geological and geophysical expenses [Abstract]
Staff costs (Note 11)	$ 18,312	$ 15,005	$ 10,525
Share-based payment (Notes 11)	136	522	501
Allocation to capitalised project	(4,834)	(5,645)	(6,402)
Other services	4,979	4,069	3,070
Geological and geophysical expenses	$ 18,593	$ 13,951	$ 7,694